Benefit Plans	12 Months Ended
Dec. 31, 2011
Benefit Plans [Abstract]
Benefit Plans

Note 13. Benefit Plans:

Pension coverage for employees of PMI's subsidiaries is provided, to the extent deemed appropriate, through separate plans, many of which are governed by local statutory requirements. In addition, PMI provides health care and other benefits to substantially all U.S. retired employees and certain non-U.S. retired employees. In general, health care benefits for non-U.S. retired employees are covered through local government plans.

The amounts recorded in accumulated other comprehensive losses at December 31, 2011, consisted of the following:

(in millions)	Pension	Postretirement	Postemployment	Total
Net losses	$(2,401)	$(54)	$(536)	$(2,991)
Prior service cost	(70)	3		(67)
Net transition obligation	(8)			(8)
Deferred income taxes	299	19	163	481

Losses to be amortized	$(2,180)	$(32)	$(373)	$(2,585)

The amounts recorded in accumulated other comprehensive losses at December 31, 2010, consisted of the following:

(in millions)	Pension	Postretirement	Postemployment	Total
Net losses	$(1,425)	$(46)	$(468)	$(1,939)
Prior service cost	(62)	4		(58)
Net transition obligation	(9)			(9)
Deferred income taxes	199	15	142	356

Losses to be amortized	$(1,297)	$(27)	$(326)	$(1,650)

The amounts recorded in accumulated other comprehensive losses at December 31, 2009, consisted of the following:

(in millions)	Pension	Postretirement	Postemployment	Total
Net losses	$(1,174)	$(27)	$(463)	$(1,664)
Prior service cost	(72)	4		(68)
Net transition obligation	(9)			(9)
Deferred income taxes	184	9	140	333

Losses to be amortized	$(1,071)	$(14)	$(323)	$(1,408)

The movements in other comprehensive earnings (losses) during the year ended December 31, 2011, were as follows:

(in millions)	Pension	Postretirement	Postemployment	Total
Amounts transferred to earnings as components of net periodic benefit cost:
Amortization:
Net losses	$63	$3	$39	$105
Prior service cost	9	(1)		8
Net transition obligation	1			1
Other income/expense:
Net losses	3			3
Deferred income taxes	(10)	(1)	(12)	(23)

	66	1	27	94

Other movements during the year:
Net losses	(1,042)	(11)	(107)	(1,160)
Prior service cost	(17)			(17)
Deferred income taxes	110	5	33	148

	(949)	(6)	(74)	(1,029)

Total movements in other comprehensive losses	$(883)	$(5)	$(47)	$(935)

The movements in other comprehensive earnings (losses) during the year ended December 31, 2010, were as follows:

(in millions)	Pension	Postretirement	Postemployment	Total
Amounts transferred to earnings as components of net periodic benefit cost:
Amortization:
Net losses	$44	$1	$39	$84
Prior service cost	10			10
Other income/expense:
Net gains	(1)			(1)
Prior service cost	3			3
Deferred income taxes	(8)		(12)	(20)

	48	1	27	76

Other movements during the year:
Net losses	(294)	(20)	(44)	(358)
Prior service cost	(3)			(3)
Deferred income taxes	23	6	14	43

	(274)	(14)	(30)	(318)

Total movements in other comprehensive losses	$(226)	$(13)	$(3)	$(242)

The movements in other comprehensive earnings (losses) during the year ended December 31, 2009, were as follows:

(in millions)	Pension	Postretirement	Postemployment	Total
Amounts transferred to earnings as components of net periodic benefit cost:
Amortization:
Net losses	$38	$1	$23	$62
Prior service cost	6			6
Other income/expense:
Net losses	4			4
Prior service cost	(2)			(2)
Deferred income taxes	(9)		(7)	(16)

	37	1	16	54

Other movements during the year:
Net gains (losses)	169	(5)	(180)	(16)
Prior service cost	(46)	(2)		(48)
Deferred income taxes	3	2	41	46

	126	(5)	(139)	(18)

Total movements in other comprehensive earnings (losses)	$163	$(4)	$(123)	$36

Pension Plans

Obligations and Funded Status

The benefit obligations, plan assets and funded status of PMI's pension plans at December 31, 2011 and 2010, were as follows:

	U.S. Plans		Non-U.S. Plans
(in millions)	2011	2010	2011	2010
Benefit obligation at January 1	$321	$288	$4,932	$4,589
Service cost	5	6	178	160
Interest cost	16	18	205	189
Benefits paid	(21)	(21)	(208)	(141)
Termination, settlement and curtailment			(4)	(27)
Assumption changes	44	12	510	16
Actuarial (gains) losses	(13)	18	6	(2)
Currency			(52)	116
Other			58	32

Benefit obligation at December 31	352	321	5,625	4,932

Fair value of plan assets at January 1	251	197	4,623	4,240
Actual return on plan assets	9	24	(162)	27
Employer contributions	30	51	505	382
Employee contributions			43	37
Benefits paid	(21)	(21)	(208)	(141)
Termination, settlement and curtailment				(19)
Currency			(23)	97

Fair value of plan assets at December 31	269	251	4,778	4,623

Net pension liability recognized at December 31	$(83)	$(70)	$(847)	$(309)

At December 31, 2011 and 2010, the combined U.S. and non-U.S. pension plans resulted in a net pension liability of $930 million and $379 million, respectively. These amounts were recognized in PMI's consolidated balance sheets at December 31, 2011 and 2010, as follows:

(in millions)	2011	2010
Other assets	$40	$223
Accrued liabilities – employment costs	(23)	(28)
Long-term employment costs	(947)	(574)

	$(930)	$(379)

The accumulated benefit obligation, which represents benefits earned to date, for the U.S. pension plans was $323 million and $294 million at December 31, 2011 and 2010, respectively. The accumulated benefit obligation for non-U.S. pension plans was $5,042 million and $4,439 million at December 31, 2011 and 2010, respectively.

For U.S. pension plans with accumulated benefit obligations in excess of plan assets, the projected benefit obligation and accumulated benefit obligation were $76 million and $66 million, respectively, as of December 31, 2011. The projected benefit obligation and accumulated benefit obligation were $79 million and $70 million, respectively, as of December 31, 2010. The underfunding relates to plans for salaried employees that cannot be funded under IRS regulations. For non-U.S. plans with accumulated benefit obligations in excess of plan assets, the projected benefit obligation, accumulated benefit obligation and fair value of plan assets were $3,785 million, $3,343 million, and $2,973 million, respectively, as of December 31, 2011, and $310 million, $245 million, and $41 million, respectively, as of December 31, 2010. In 2011, the accumulated benefit obligation of the pension plan in Switzerland exceeded the fair value of plan assets.

The following weighted-average assumptions were used to determine PMI's benefit obligations at December 31:

	U.S. Plans		Non-U.S. Plans
	2011	2010	2011	2010
Discount rate	4.50%	5.40%	3.40%	4.00%
Rate of compensation increase	3.50	3.50	2.66	2.90

The discount rate for PMI's U.S. plans is based on an index of high-quality corporate bonds with durations that match the benefit obligations. The discount rate for PMI's non-U.S. plans was developed from local bond indices that match local benefit obligations as closely as possible.

Components of Net Periodic Benefit Cost

Net periodic pension cost consisted of the following for the years ended December 31, 2011, 2010 and 2009:

	U.S. Plans			Non-U.S. Plans
(in millions)	2011	2010	2009	2011	2010	2009
Service cost	$5	$6	$6	$178	$160	$135
Interest cost	16	18	17	205	189	176
Expected return on plan assets	(15)	(16)	(15)	(323)	(283)	(234)
Amortization:
Net losses	5	5	3	58	39	35
Prior service cost	1	1	1	8	9	5
Net transition obligation				1
Termination, settlement and curtailment	2	1	9	1	(6)	(2)

Net periodic pension cost	$14	$15	$21	$128	$108	$115

Termination, settlement and curtailment charges were due primarily to early retirement programs.

For the combined U.S. and non-U.S. pension plans, the estimated net loss and prior service cost that are expected to be amortized from accumulated other comprehensive earnings into net periodic benefit cost during 2012 are $135 million and $11 million, respectively.

The following weighted-average assumptions were used to determine PMI's net pension cost:

	U.S. Plans			Non-U.S. Plans
	2011	2010	2009	2011	2010	2009
Discount rate	5.40%	5.90%	6.10%	4.00%	4.33%	4.68%
Expected rate of return on plan assets	6.25	7.20	7.20	6.21	6.69	6.89
Rate of compensation increase	3.50	4.50	4.50	2.90	3.21	3.34

PMI's expected rate of return on plan assets is determined by the plan assets' historical long-term investment performance, current asset allocation and estimates of future long-term returns by asset class.

PMI and certain of its subsidiaries sponsor defined contribution plans. Amounts charged to expense for defined contribution plans totaled $61 million, $53 million and $42 million for the years ended December 31, 2011, 2010 and 2009, respectively.

Plan Assets

PMI's investment strategy for U.S. and non-U.S. plans is based on an expectation that equity securities will outperform debt securities over the long term. Accordingly, the target allocation of PMI's plan assets is broadly characterized as approximately a 60%/40% split between equity and debt securities. The strategy primarily utilizes indexed U.S. equity securities, international equity securities and investment grade debt securities. PMI's plans have no investments in hedge funds, private equity or derivatives. PMI attempts to mitigate investment risk by rebalancing between equity and debt asset classes once a year or as PMI's contributions and benefit payments are made.

The fair value of PMI's pension plan assets at December 31, 2011 and 2010, by asset category was as follows:

(in millions)
Asset Category	At December 31, 2011	Quoted Prices In Active Markets for Identical Assets/Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	$11	$11	$—	$—
Equity securities:
U.S. securities	89	89
International securities	894	894
Investment funds (a)	3,704	826	2,878
International government bonds	314	314
Corporate bonds	2	2
Other	33	32	1

Total	$5,047	$2,168	$2,879	$—

(a)	Investment funds whose objective seeks to replicate the returns and characteristics of specified market indices (primarily MSCI - Europe, Switzerland, North America, Asia Pacific, Japan, Russell 3000, S&P 500 for equities; and Citigroup EMU, Citigroup Switzerland and Barclays Capital U.S. for bonds), primarily consist of mutual funds, common trust funds and commingled funds. Of these funds, 53% are invested in U.S. and international equities; 34% are invested in U.S. and international government bonds; 7% are invested in corporate bonds; and 6% are invested in real estate and other money markets.

(in millions)
Asset Category	At December 31, 2010	Quoted Prices In Active Markets for Identical Assets/Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	$155	$155	$—	$—
Equity securities:
U.S. securities	104	104
International securities	959	959
Investment funds (b)	3,240	799	2,441
International government bonds	345	345
Corporate bonds	39	39
Other	32	32

Total	$4,874	$2,433	$2,441	$—

(b)	Investment funds whose objective seeks to replicate the returns and characteristics of specified market indices (primarily MSCI - Europe, Switzerland, North America, Asia Pacific, Japan, Russell 3000, S&P 500 for equities; and Citigroup EMU, Citigroup Switzerland and Barclays Capital U.S. for bonds), primarily consist of mutual funds, common trust funds and commingled funds. Of these funds, 55% are invested in U.S. and international equities; 36% are invested in U.S. and international government bonds; 5% are invested in corporate bonds; and 4% are invested in real estate and other money markets.

See Note 16. Fair Value Measurements for a discussion of the fair value of pension plan assets.

PMI makes, and plans to make, contributions, to the extent that they are tax deductible and to meet specific funding requirements of its funded U.S. and non-U.S. plans. Currently, PMI anticipates making contributions of approximately $163 million in 2012 to its pension plans, based on current tax and benefit laws. However, this estimate is subject to change as a result of changes in tax and other benefit laws, as well as asset performance significantly above or below the assumed long-term rate of return on pension assets, or changes in interest rates.

The estimated future benefit payments from PMI pension plans at December 31, 2011, were as follows:

(in millions)	U.S. Plans	Non-U.S. Plans
2012	$17	$216
2013	14	217
2014	44	228
2015	17	241
2016	17	253
2017 – 2021	98	1,486

Postretirement Benefit Plans

Net postretirement health care costs consisted of the following for the years ended December 31, 2011, 2010 and 2009:

	U.S. Plans			Non-U.S. Plans
(in millions)	2011	2010	2009	2011	2010	2009
Service cost	$2	$2	$2	$2	$2	$2
Interest cost	5	5	5	5	5	4
Amortization:
Net losses	1	1	1	1

Net postretirement health care costs	$8	$8	$8	$8	$7	$6

The following weighted-average assumptions were used to determine PMI's net postretirement costs for the years ended December 31, 2011, 2010 and 2009:

	U.S. Plans			Non-U.S. Plans
	2011	2010	2009	2011	2010	2009
Discount rate	5.40%	5.90%	6.10%	5.14%	5.99%	5.82%
Health care cost trend rate	8.00	7.50	8.00	6.29	7.14	7.09

PMI's postretirement health care plans are not funded. The changes in the accumulated benefit obligation and net amount accrued at December 31, 2011 and 2010, were as follows:

	U.S. Plans		Non-U.S. Plans
(in millions)	2011	2010	2011	2010
Accumulated postretirement benefit obligation at January 1,	$98	$92	$99	$83
Service cost	2	2	2	2
Interest cost	5	5	5	5
Benefits paid	(4)	(4)	(5)	(5)
Assumption changes	11	4	(1)	13
Actuarial losses (gains)	3	(1)	(2)	3
Currency			(2)	(2)

Accumulated postretirement benefit obligation at December 31,	$115	$98	$96	$99

The current portion of PMI's accrued postretirement health care costs of $10 million at December 31, 2011 and $9 million at December 31, 2010, is included in accrued employment costs on the consolidated balance sheet.

The following weighted-average assumptions were used to determine PMI's postretirement benefit obligations at December 31, 2011 and 2010:

	U.S. Plans		Non-U.S. Plans
	2011	2010	2011	2010
Discount rate	4.50%	5.40%	5.45%	5.14%
Health care cost trend rate assumed for next year	7.50	8.00	6.55	6.29
Ultimate trend rate	5.00	5.00	4.77	4.73
Year that rate reaches the ultimate trend rate	2017	2017	2029	2029

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage-point change in assumed health care trend rates would have the following effects as of December 31, 2011:

	One-Percentage-Point Increase	One-Percentage-Point Decrease
Effect on total service and interest cost	19.1%	(14.8)%
Effect on postretirement benefit obligation	15.5	(12.4)

PMI's estimated future benefit payments for its postretirement health care plans at December 31, 2011, were as follows:

(in millions)	U.S. Plans	Non-U.S. Plans
2012	$5	$5
2013	5	5
2014	5	5
2015	5	5
2016	6	5
2017 – 2021	29	30

Postemployment Benefit Plans

PMI and certain of its subsidiaries sponsor postemployment benefit plans covering substantially all salaried and certain hourly employees. The cost of these plans is charged to expense over the working life of the covered employees. Net postemployment costs consisted of the following:

	For the Years Ended December 31,
(in millions)	2011	2010	2009
Service cost	$28	$26	$16
Interest cost	22	24	22
Amortization of net loss	39	39	23
Other expense	106	54	57

Net postemployment costs	$195	$143	$118

During 2011, 2010 and 2009, certain salaried employees left PMI under separation programs. These programs resulted in incremental postemployment costs, which are included in other expense, above.

The estimated net loss for the postemployment benefit plans that will be amortized from accumulated other comprehensive earnings into net postemployment costs during 2012 is approximately $54 million.

The changes in the benefit obligations of the plans at December 31, 2011 and 2010, were as follows:

(in millions)	2011	2010
Accrued postemployment costs at January 1	$574	$630
Service cost	28	26
Interest cost	22	24
Benefits paid	(223)	(203)
Actuarial losses	118	44
Other	100	53

Accrued postemployment costs at December 31	$619	$574

The accrued postemployment costs were determined using a weighted-average discount rate of 6.8% and 7.3% in 2011 and 2010, respectively, an assumed ultimate annual weighted-average turnover rate of 2.5% and 2.3% in 2011 and 2010, respectively, assumed compensation cost increases of 3.0% in 2011 and 2010 and assumed benefits as defined in the respective plans. In accordance with local regulations, certain postemployment plans are funded. As a result, the accrued postemployment costs shown above are presented net of the related assets of $24 million at December 31, 2011 and 2010. Postemployment costs arising from actions that offer employees benefits in excess of those specified in the respective plans are charged to expense when incurred.